Subsidiaries_Summarized Financial Information Relating To Material Noncontrolling Interests(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Summarized Financial Information Relating To Subsidiaries That Have Material Non Controlling Interests Abstract [Abstract]
Non-controlling interests percentage	0.00%		47.98%
Non-controlling interests
Assets of subsidiaries	₩ 0		₩ 7,428,372,000,000
Liabilities of subsidiaries	0		6,640,305,000,000
Equity of subsidiaries	0		788,067,000,000
Non-controlling interests	0	[1]	263,359,000,000
Profit attributable to non-controlling interests
Operating profit of subsidiaries	0		127,550,000,000
Profit of subsidiaries	0		96,785,000,000
Profit loss attributable to non-controlling interests	0		46,436,000,000
Cash flows of subsidiaries
Cash flows from operating activities	0		(1,783,799,000,000)
Cash flows from investing activities	0		(7,023,000,000)
Cash flows from financing activities	0		1,671,199,000,000
Net increase(decrease) in cash and cash equivalents	₩ 0		₩ (119,623,000,000)

[1]	As the Group acquired the entire?non-controlling?interests of KB Capital during 2017, there are no subsidiaries with material?non-controlling?interests as of December?31, 2017.